Investments in Marketable Securities	3 Months Ended
Mar. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investments in Marketable Securities

Note 3—Investments in Marketable Securities

Investments in marketable securities presented within current assets on the consolidated balance sheet consisted of the following:

	March 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Marketable securities
U.S. Treasury bonds	$29,718	$—	$(9)	$29,709
Corporate Bonds	25,504	2	(18)	25,488
Commercial paper	10,387	—	—	10,387
Asset-backed securities	12,298	—	(14)	12,284

	$77,907	$2	$(41)	$77,868

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Marketable securities
U.S. Treasury bonds	$29,742	$—	$(17)	$29,725
Corporate Bonds	25,522	—	(21)	25,501
Commercial paper	15,554	—	—	15,554
Asset-backed securities	12,353	—	(3)	12,350

	$83,171	$—	$(41)	$83,130

Gross realized gains and losses on marketable securities and net gains and losses reclassified from accumulated other comprehensive loss to earnings were not material for the three months ended March 31, 2017.

The Company’s marketable securities have a contractual maturity of less than four years. The amortized cost and fair values of marketable securities, by remaining contractual maturity, were as follows:

	March 31, 2017
	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$61,372	$61,356
Due after 1 year through 4 years	16,535	16,512

	$77,907	$77,868

	December 31, 2016
	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$49,371	$49,363
Due after 1 year through 4 years	33,800	33,767

	$83,171	$83,130